Trade and other Receivables	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Trade and other Receivables

8. TRADE AND OTHER RECEIVABLES

	AS AT DECEMBER 31,
	2021	2020
Current
Trade receivables, net (i)	4,003	4,839
Other receivables	129	141
Deposits	121	66
Prepayments	1,244	460
	5,497	5,506
(i)
Trade receivables, net

	AS AT DECEMBER 31,
	2021	2020
Trade receivables, gross	4,145	5,191
Credit loss allowance	(142)	(352)
	4,003	4,839

Trade receivables are unsecured and subject to settlement typically within 30 days. Details on movements in the allowance are disclosed within Note 3.